RELATED PARTIES (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended				12 Months Ended						0 Months Ended	1 Months Ended
	Oct. 02, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Dr. Bernick, Director	Jun. 30, 2012 Dr. Bernick, Director	Jun. 30, 2013 Pernix Therapeutics	Jun. 30, 2012 Pernix Therapeutics	Dec. 31, 2012 Pernix Therapeutics	Dec. 31, 2011 Pernix Therapeutics	Dec. 31, 2012 Dr. Bernick, Director	Dec. 31, 2011 Dr. Bernick, Director	Dec. 31, 2010 Dr. Bernick, Director	Dec. 31, 2012 Board of Directors Chairman	Nov. 13, 2012 First United Bank Line of Credit	Feb. 28, 2013 First United Bank Line of Credit	Mar. 31, 2011 First United Bank Line of Credit	Jun. 30, 2013 First United Bank Line of Credit
Proceeds from notes and loans payable					$ 6,900,000	$ 8,700,000	$ 2,684,160													$ 100,000	$ 300,000
Collateral for line of credit																				100,000	100,000
Debt Interest rate						6.00%															3.02%
First United line of credit, Personal Guarantees Warrants Issued						613,713															613,713
Warrants amended, warrants vested prior to the amendment																			358,000
Warrants vested																						562,571
Shares exchanged, on a pro rata basis with VitaMed	70,000,000
Revenues									0	1,440					2,632	20,669	25,269
Related Party Receivable									0						1,272	0	79
Purchases		463,606	372,370	843,952	708,494	1,348,113	947,112	556,390			0	96,250	404,000	19,000
Related Party Accounts Payable											0		308,000	19,000
Legal Fee reimbursement due from related parties											$ 171,261				$ 0
Warrants Assigned																		100,000